Inventories	9 Months Ended
Sep. 30, 2019
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Inventories
Note 8. Inventories
As of September 30, 2019 and December 31, 2018, Company’s inventories are Ps. 9,657 and Ps. 10,051, respectively. For the nine-month period ended September 30, 2019 and 2018, the Company recognized write-downs of its inventories for Ps. 219 and Ps. 90 respectively, to net realizable value.